Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund - Fidelity Emerging Asia Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	7.52%
Annual Return 2015	(7.69%)
Annual Return 2016	4.73%
Annual Return 2017	46.36%
Annual Return 2018	(15.05%)
Annual Return 2019	30.89%
Annual Return 2020	72.99%
Annual Return 2021	(14.64%)
Annual Return 2022	(31.26%)
Annual Return 2023	13.58%